Document And Entity Information	Jun. 28, 2024
Document Information Line Items
Entity Registrant Name	TEL-INSTRUMENT ELECTRONICS CORP.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000096885
Document Period End Date	Jun. 28, 2024
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-31990
Entity Tax Identification Number	22-1441806
Entity Address, Address Line One	One Branca Road
Entity Address, City or Town	East Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07073
City Area Code	(201)
Local Phone Number	933-1600
Title of 12(b) Security	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
No Trading Symbol Flag	true